Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 5,208	$ 4,650
Less: accumulated depreciation and amortization	(3,371)	(2,851)	$ (1,987)
Property and equipment—net	$ 3,300	2,382	1,714
Property and equipment—at cost		4,650	3,688
Construction in progress		$ 583	13
Computers and purchased software
Property, Plant and Equipment [Line Items]
Estimates Useful Life	3 years	3 years
Property and equipment at cost	$ 618	$ 575
Property and equipment—at cost		575	552
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,908	1,822
Property and equipment—at cost		$ 1,822	1,755
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimates Useful Life	5 years	5 years
Property and equipment at cost	$ 291	$ 251
Property and equipment—at cost		251	191
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 2,391	2,002
Property and equipment—at cost		$ 2,002	$ 1,190
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimates Useful Life	3 years	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimates Useful Life	5 years	5 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment at cost	$ 1,463	$ 583